N-2 - USD ($)			3 Months Ended
		Jul. 23, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 30, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001219120
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-280964
Investment Company Act File Number		811-21309
Document Type		N-2/A
Document Registration Statement		true
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		1940
Entity Registrant Name		ADVENT CONVERTIBLE AND INCOME FUND
Entity Address, Address Line One		888 Seventh Ave., 31st Floor
Entity Address, Address Line Two		New York, New York 10019
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
City Area Code		(212)
Local Phone Number		482-1600
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Sales load paid by common shareholders (as a percentage of offering price)	--%(1)
Offering expenses borne by the Fund (as a percentage of offering price)	--%(1)
Dividend Reinvestment Plan fees	None(2)

Sales Load [Percent]	[1]	(0.00%)
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]	(0.00%)
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(3)	0.95%
Interest Expense(4)	4.21%
Other Expenses(5)	0.83%
Total annual expenses	5.99%

Management Fees [Percent]	[3]	0.95%
Interest Expenses on Borrowings [Percent]	[4]	4.21%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.83%
Total Annual Expenses [Percent]		5.99%
Expense Example [Table Text Block]

The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of 5.99% of net assets attributable to common shares, and (2) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at net asset value per common share. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$60	$177	$292	$570

Expense Example, Year 01		$ 60
Expense Example, Years 1 to 3		177
Expense Example, Years 1 to 5		292
Expense Example, Years 1 to 10		$ 570
Purpose of Fee Table , Note [Text Block]		The following table contains information about the costs and expenses that common shareholders will bear directly or indirectly. The table is based on the capital structure of the Fund as of April 30, 2024 (except as noted below). The purpose of the table and the example below is to help you understand the fees and expenses that you, as a common shareholder, would bear directly or indirectly.
Other Expenses, Note [Text Block]		Other Expenses” are based on estimated amounts for the six months ended April 30, 2024.
Management Fee not based on Net Assets, Note [Text Block]		The contractual management fee rate of 0.54% of the Fund’s Managed Assets represents an effective management fee rate of 0.95% of net assets attributable to common shares, assuming leverage of 43.0% of the Fund’s Managed Assets (the Fund’s outstanding leverage as of April 30, 2024)
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

The following table sets forth information about the Fund’s outstanding senior securities as of the end of each fiscal set forth below. The information in this table for the fiscal years ended October 31, 2023, 2022, 2021, 2020 and 2019 has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm for the Fund. The report of PricewaterhouseCoopers LLP is included in the Fund’s Annual Report to shareholders for the year ended October 31, 2023, as contained in the Registrant’s Form N-CSR filed with the SEC on December 29, 2023, and is incorporated herein by reference.

Senior Securities Representing Indebtedness

Fiscal Year Ended	Principal Amount Outstanding(1)(2)	Asset Coverage Per $1,000 of Principal Amount

October 31, 2023	$173,000,000	$3,159
October 31, 2022	$173,000,000	$3,480
October 31, 2021	$168,000,000	$5,139
October 31, 2020	$168,000,000	$4,300
October 31, 2019	$210,000,000	$3,686
October 31, 2018	$235,000,000	$3,381
October 31, 2017	$150,000,000	$3,356
October 31, 2016	$170,000,000	$3,256
October 31, 2015	$170,000,000	$3,374
October 31, 2014	$170,000,000	$3,635

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]	INVESTMENT OBJECTIVE AND POLICIES

The information contained under the headings “Investment Objective, Policies and Principal Risks—Investment Objective and Policies,” “About the Fund Manager—Investment Philosophy” and “About the Fund Manager—Investment Process” in the Fund’s Annual Report is incorporated herein by reference.

THE FUND’S INVESTMENTS

The Fund’s investment portfolio may consist of investments in the following types of securities. There is no guarantee that the fund will buy all of the types of securities or use all of the investment techniques that are described herein.

Convertible and Non-Convertible Securities Allocation. Under normal market conditions, the Fund invests at least 80% of its Managed Assets (as defined in this Prospectus) in a diversified portfolio of convertible securities and non-convertible income producing securities. Under normal market conditions, the Fund will invest at least 30% of its Managed Assets in convertible securities and may invest up to 70% of its Managed Assets in non-convertible income securities. The Fund may invest without limitation in convertible securities.

Convertible Securities. A convertible security is a bond, debenture, note, stock or other similar security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security may also be structured so that it is convertible at the option of the holder or the issuer, or subject to mandatory conversion. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities in that they ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities are senior in rank to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

The Fund believes that the characteristics of convertible securities make them appropriate investments for an investment company seeking a high level of total return on its assets. These characteristics include the potential for capital appreciation if the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value, relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were not convertible. During periods of rising interest rates, it is possible that the potential for capital gain on a convertible security may be less than that of a common stock equivalent if the yield on the convertible security is at a level that causes it to sell at a discount.

Every convertible security may be valued, on a theoretical basis, as if it did not have a conversion privilege. This theoretical value is determined by the yield it provides in comparison with the yields of other securities of comparable character and quality that do not have a conversion privilege. This theoretical value, which may change with prevailing interest rates, the credit rating of the issuer and other pertinent factors, often referred to as the “investment value,” represents the security’s theoretical price support level.

“Conversion value” is the amount a convertible security would be worth in market value if it were to be exchanged for the underlying equity security pursuant to its conversion privilege. Conversion value fluctuates directly with the price of the underlying equity security, usually common stock. If, because of low prices for the common stock, the conversion value is substantially below the investment value, the price of the convertible security is governed principally by the factors described in the preceding paragraph. If the conversion value rises near or above its investment value, the price of the convertible security generally will rise above its investment value and, in addition, will sell at some premium over its conversion value. This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. Accordingly, the conversion value of a convertible security is subject to equity risk, that is, the risk that the price of an equity security will fall due to general market and economic conditions, perceptions regarding the industry in which the issuer participates or the issuing company’s particular circumstances. If the appreciation potential of a convertible security is not realized, its conversion value premium may not be recovered.

Non-Convertible Income Securities. The Fund may also invest in income securities other than convertible securities that are expected to periodically accrue or generate income for their holders. Such income securities include (i) fixed income securities such as bonds, debentures, notes, preferred stock, short-term discounted Treasury Bills or certain securities of the U.S. government sponsored instrumentalities, as well as money market mutual funds that invest in those securities, which, in the absence of an applicable exemptive order, will not be affiliated with the Adviser, and (ii) common and preferred stocks of issuers that have historically paid periodic dividends. Fixed income securities obligate the issuer to pay to the holder of the security a specified return, which may be either fixed or reset periodically in accordance with the terms of the security. Fixed income securities generally are senior to an issuer’s common stock and their holders generally are entitled to receive amounts due before any distributions are made to common stockholders. Common stocks, on the other hand, generally do not obligate an issuer to make periodic distributions to holders.

The market value of fixed income securities, especially those that provide a fixed rate of return, may be expected to rise and fall inversely with interest rates and in general is affected by the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the market place. The market value of callable or redeemable fixed income securities may also be affected by the issuer’s call and redemption rights. In addition, it is possible that the issuer of fixed income securities may not be able to meet its interest or principal obligations to holders. Further, holders of non-convertible fixed income securities do not participate in any capital appreciation of the issuer.

The Fund may also invest in obligations of government sponsored instrumentalities. Unlike non-U.S. government securities, obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association, are supported by the “full faith and credit” of the U.S. government; others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored instrumentalities if it is not obligated to do so by law. Although the Fund may invest in all types of obligations of agencies and instrumentalities of the U.S. government, the Fund currently intends to invest only in obligations that are supported by the “full faith and credit” of the U.S. government.

The Fund also may invest in common stock of issuers that have historically paid periodic dividends or otherwise made distributions to common stockholders. Unlike fixed income securities, dividend payments generally are not guaranteed and so may be discontinued by the issuer at its discretion or because of the issuer’s inability to satisfy its liabilities. Further, an issuer’s history of paying dividends does not guarantee that it will continue to pay dividends in the future. In addition to dividends, under certain circumstances the holders of common stock may benefit from the capital appreciation of the issuer.

Common stocks represent the residual ownership interest in the issuer and holders of common stock are entitled to the income and increase in the value of the assets and business of the issuer after all of its debt obligations and obligations to preferred shareholders are satisfied. Common stocks generally have voting rights.

Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Synthetic Convertible Securities. The Fund may also invest in “synthetic” convertible securities, which, for purposes of its investment policies, the Fund considers to be convertible securities. A synthetic convertible security may be created by the Fund or by a third party by combining separate securities that possess the two principal characteristics of a traditional convertible security: an income producing component and a convertible component. Synthetic convertible securities differ from convertible securities whose conversion privilege may be evidenced by warrants attached to the security or acquired as part of a unit with the security. The income-producing component is achieved by investing in non-convertible, income-producing securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in securities or instruments such as warrants or options to buy common stock at a certain exercise price, or options on a stock index. Unlike a traditional convertible security, which is a single security having a single market value, a synthetic convertible comprises two or more separate securities, each with its own market value. Because the “market value” of a synthetic convertible security is the sum of the values of its income producing component and its convertible component, the value of a synthetic convertible security may respond differently to market fluctuations than a traditional convertible security. The Fund also may purchase synthetic convertible securities created by other parties, including convertible structured notes. Convertible structured notes are income-producing debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the issuer of the convertible note (typically an investment bank), rather than the issuer of the underlying common stock into which the note is convertible, assumes credit risk associated with the underlying investment and the Fund in turn assumes credit risk associated with the issuer of the convertible note.

Covered Call Option Strategy. The Fund may use a strategy of writing (selling) covered call options on the securities held in the portfolio, thus generating option writing premiums. The objective of this strategy is to generate current gains from option premiums to enhance distributions payable to common shareholders. The Fund may write (sell) covered call options on up to 25% of the securities held in its portfolio.

Options. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Certain options, known as “American style” options may be exercised at any time during the term of the option. Other options, known as “European style” options, may be exercised only on the expiration date of the option.

If an option written by the Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by the Fund at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires. The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option when purchased. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. Net gains from the Fund’s option strategy will be short-term capital gains which, for U.S. federal income tax purposes, will constitute net investment company taxable income.

As part of its strategy, the Fund may not sell “naked” call options on individual securities, (i.e., options representing more shares of the stock than are held in the portfolio). A call option written by the Fund on a security is “covered” if the Fund owns the security or instrument underlying the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Adviser (in accordance with procedures established by the Board of Trustees) in such amount are segregated by the Fund’s custodian) upon conversion or exchange of other securities held by the Fund. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Adviser as described above.

Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at a specific time or times during the term of the option. These strategies may produce a considerably higher return than the Fund’s primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

The Fund will write (sell) put options on individual securities only if the put option is “covered.” A put option written by the Fund on a security is “covered” if the Fund segregates or earmarks assets determined to be liquid by the Adviser, as described above, equal to the exercise price. A put option is also covered if the Fund holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated or earmarked assets determined to be liquid by the Adviser, as described above.

The Fund may sell put and call options on indices of securities. Options on an index differ from options on securities because (i) the exercise of an index option requires cash payments and does not involve the actual purchase or sale of securities, (ii) the holder of an index option has the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option and (iii) index options reflect price-fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

Illiquid Securities. The Fund may invest no more than 20% of its Managed Assets in illiquid securities. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(a)(2) of the Securities Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by the Adviser pursuant to procedures adopted by the Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing the fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

As described below, the Fund may invest a portion of its assets in privately offered convertible securities or similar instruments that may be illiquid.

Foreign Securities. The Fund may invest without limitation in foreign securities. Investing in foreign securities may provide increased diversification by adding securities from various foreign countries (i) that offer different investment opportunities, (ii) that generally are affected by different economic trends and (iii) whose stock markets may not be correlated with U.S. markets. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

The following considerations comprise both risks and opportunities not typically associated with investing in U.S. securities: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less government supervision of stock exchanges, securities brokers and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets; the adoption of foreign government restrictions and other adverse political, social or diplomatic developments that could affect investment; difficulty in obtaining or enforcing a court judgment abroad; sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements; and the historically lower level of responsiveness of foreign management to shareholder concerns (such as dividends and return on investment).

The Fund may purchase sponsored American Depository Receipts (“ADRs”) or U.S. dollar denominated securities of foreign issuers. ADRs are receipts issued by U.S. banks or trust companies in respect of securities of foreign issuers held on deposit for use in the U.S. securities markets.

The risks described above for foreign securities, including the risks of nationalization and expropriation of assets, are typically increased to the extent that the Fund invests in companies headquartered in developing, or emerging market, countries. Investments in securities of companies headquartered in such countries may be considered speculative and subject to certain special risks. The political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic characteristics of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. Some countries have inhibited the conversion of their currency to another. The currencies of certain emerging market countries have experienced devaluation relative to the U.S. dollar, and future devaluations may adversely affect the value of the Fund’s assets denominated in such currencies. Some emerging market countries have experienced substantial rates of inflation for many years. Continued inflation may adversely affect the economies and securities markets of such countries. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in these countries and the availability of the Fund of additional investments in these countries. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the Fund’s investments in such countries illiquid and more volatile than investments in more developed countries, and the Fund may be required to establish special custodial or other arrangements before making investments in these countries. There may be little financial or accounting information available with respect to companies located in these countries, and it may be difficult as a result to assess the value or prospects of an investment in such companies.

Equity Securities. Equity securities, such as common stock, generally represent an ownership interest in a company. The Fund may invest up to 20% of its Managed Assets in non-convertible equity securities.

Lower Grade Securities. The Fund may invest a significant portion of its assets in securities rated below investment grade, such as those rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB or lower by Standard & Poor’s (“S&P”) or securities comparably rated by other rating agencies or in unrated securities determined by Advent to be of comparable quality. Lower grade securities are commonly referred to as “junk bonds.” Both the convertible securities and the income-producing securities in which the Fund will invest may be lower grade securities.

Prices of lower grade securities are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn, than are the prices of higher grade securities. Lower grade securities tend to be less liquid than investment grade securities. The market value of lower grade securities may be more volatile than the market value of investment grade securities and generally tends to reflect the market’s perception of the creditworthiness of the issuer and short-term market developments to a greater extent than investment grade securities, which primarily reflect fluctuations in general levels of interest rates.

Ratings are relative and subjective, and not absolute standards of quality. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition.

The Fund may purchase securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant financial returns to the Fund, they involve a substantial degree of risk. The level of analytical sophistication, both financial and legal, necessary for successful investments in issuers experiencing significant business and financial difficulties is unusually high. There can be no assurance that the Fund will correctly evaluate the value of the assets collateralizing its investments or the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a portfolio investment, the Fund may lose all or part of its investment or may be required to accept collateral with a value less than the amount of the Fund’s initial investment.

As a part of its investments in lower grade securities, the Fund may invest in the securities of issuers in default. By investing in the securities of issuers in default, the Fund bears the risk that these issuers will not continue to honor their obligations or emerge from bankruptcy protection or that the value of these securities will not otherwise appreciate.

In addition to using statistical rating agencies and other sources, the Adviser will also perform its own analysis of issuers in seeking investments that it believes to be underrated (and thus higher yielding) in light of the financial condition of the issuer. Its analysis of issuers may include, among other things, current and anticipated cash flow and borrowing requirements, value of assets in relation to historical cost, strength of management, responsiveness to business conditions, credit standing and current anticipated results of operations. In selecting investments for the Fund, the Adviser may also consider general business conditions, anticipated changes in interest rates and the outlook for specific industries.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced. In addition, it is possible that statistical rating agencies might change their ratings of a particular issue to reflect subsequent events on a timely basis. Moreover, such ratings do not assess the risk of a decline in market value. None of these events will require the sale of the securities by the Fund, although the Adviser will consider these events in determining whether the Fund should continue to hold the securities.

The market for lower grade and comparable unrated securities has at various times, particularly during times of economic recession, experienced substantial reductions in market value and liquidity. Past recessions have adversely affected the value of such securities as well as the ability of certain issuers of such securities to repay principal and pay interest thereon or to refinance such securities. The market for those securities could react in a similar fashion in the event of any future economic recession.

Preferred Stock. The Fund may invest in preferred stock. The preferred stock in which the Fund typically will invest will be convertible securities. Preferred shares are equity securities, but they have many characteristics of fixed income securities, such as a fixed dividend payment rate and/or a liquidity preference over the issuer’s common shares. However, because preferred stocks are equity securities, they may be more susceptible to risks traditionally associated with equity investments than the Fund’s fixed income securities.

Private Securities. The Fund may invest up to 15% of its Managed Assets in privately offered convertible securities, privately offered non-convertible income securities and any attached or related privately offered warrants or equity-linked securities (collectively, “private securities”), which may include securities of private companies and privately issued securities of public companies. Advent does not expect to invest more than 2.5% of the Fund’s Managed Assets in any single private security at the time of investment. The Fund invests primarily in private securities to seek to enhance the Fund’s current income. Therefore, the Fund will invest in a private security only if the expected yield on such security at the time of investment exceeds the yield of specified public convertible and high yield bond benchmarks (currently the ICE BofAML All U.S. Convertibles Index and ICE BofAML US High Yield Total Return Index). The Fund is not required to dispose of private securities in the event that relative yields change after the time of investment. Any private securities investments will increase the percentage of the Fund’s assets invested in illiquid securities. In order to provide for further diversification, Advent intends to limit the number of private securities transactions the Fund makes in any given year and deploy the Fund’s overall allocation to private securities over the course of several years.

Derivative Transactions. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Fund also may purchase derivative instruments that combine features of these instruments and purchase securities for delayed settlement. See “The Fund’s Investments—Derivatives” in the Statement of Additional Information.

Other Investment Companies. The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and policies and permissible under the 1940 Act. The Fund may invest in mutual funds, closed-end funds and exchange-traded funds. Under the 1940 Act, the Fund generally may invest only up to 10% of its total assets in the aggregate in shares of other investment companies and only up to 5% of its total assets in any one investment company, provided the investment does not represent more than 3% of the voting stock of the acquired investment company at the time such shares are purchased. However, pursuant to certain exemptions set forth in the 1940 Act, the Fund may invest in excess of this limitation provided that certain conditions are met. Investments in other investment companies involve operating expenses and fees at the other investment company level that are in addition to the expenses and fees borne by the Fund and are borne indirectly by common shareholders. For purposes of the Fund’s policy of investing at least 80% of its Managed Assets in convertible securities and other income producing securities, the Fund will include the value of its investments in other investment companies that invest primarily in convertible securities and/or other income producing securities.

Defensive and Temporary Investments. Under unusual market or economic conditions or for temporary defensive purposes, the Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government or its instrumentalities or agencies, certificates of deposit, bankers’ acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized statistical rating organization or other fixed income securities deemed by the Adviser to be consistent with a defensive posture, or may hold cash, including money market funds.

Repurchase Agreements. The Fund may enter into repurchase agreements with broker-dealers, member banks of the Federal Reserve System and other financial institutions. Repurchase agreements may be seen as loans by the Fund collateralized by underlying debt securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time. This arrangement results in a fixed rate of return to the Fund that is not subject to market fluctuations during the holding period. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which it seeks to assert these rights. The Adviser, acting under the supervision of the Board of Trustees, reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks, and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level. The Fund will not enter into repurchase agreements with the Adviser or any of its affiliates.

Lending of Portfolio Securities. The Fund may lend portfolio securities to registered broker-dealers or other institutional investors deemed by the Adviser to be of good standing under agreements which require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase and the detriment of any decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. At no time would the value of the securities loaned exceed 35% of the value of the Fund’s total assets.

Portfolio Turnover Rate. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

USE OF LEVERAGE

The Fund may utilize leverage up to the limits imposed by the 1940 Act. Under the 1940 Act, the Fund may utilize financial leverage in the form of indebtedness in an aggregate amount up to 33 1 / 3% of the Fund’s Managed Assets (including the proceeds of such leverage) immediately after incurring such indebtedness. Under the 1940 Act, the Fund may utilize leverage in the form of preferred shares in an aggregate amount of up to 50% of the Fund’s total assets (including the proceeds of such leverage) immediately after such issuance. The Fund may also invest in reverse repurchase agreements to the maximum extent permitted by the SEC and/or SEC staff rules, guidance or positions. In addition, the Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage to the extent permitted by the SEC and/or SEC staff rules, guidance or positions.

Borrowings

The Fund is authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. The Fund may utilize indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, a fund generally is not permitted to issue commercial paper or notes or engage in other borrowings unless, immediately after the borrowing, the fund would have asset coverage (as defined in the 1940 Act) of at least 300%, i.e., the value of the fund’s total assets less liabilities other than the principal amount represented by commercial paper, notes or other borrowings, is at least 300% of such principal amount. In addition, other than with respect to privately arranged borrowings, the Fund is not permitted to declare any cash dividend or other distribution on the common shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than the principal amount represented by borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other borrowings to the extent necessary to maintain the required asset coverage.

The terms of any such borrowings may require a Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such borrowings, which right will be senior to those of the common shareholders. Any such borrowings may contain provisions limiting certain activities of the Fund, including the payment of dividends to common shareholders in certain circumstances.

Certain types of borrowings subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain borrowings also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such borrowings. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The 1940 Act grants to the holders of senior securities representing indebtedness, other than with respect to privately arranged borrowings, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements under the 1940 Act could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Credit Agreement. The Fund has entered into a senior secured credit agreement, dated December 15, 2017, as amended from time to time through the date hereof, between the Fund and Société Générale, New York Branch (the “Credit Agreement”). Under the terms of the Credit Agreement, the Fund may borrow up to the following amounts:

•	1.88% fixed rate 5-year maturity (December 15, 2025) $19,000,000
•	SOFR + 0.95% floating rate $139,000,000

An undrawn commitment fee of 0.30% per annum is charged on the difference between the $139,000,000 floating rate loan commitment and the amount borrowed. In the event that the Fund terminates a credit agreement prior to the contractually agreed-upon date, the Fund may be charged a breakage fee by the counterparty to compensate for the early termination.

The Fund’s borrowings under the Credit Agreement are collateralized by portfolio assets. The Credit Agreement includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than Société Générale, (ii) change its fundamental investment policies, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) of at least 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

As of April 30, 2024, there was $157 million outstanding in connection with the Credit Agreement. The average daily amount of borrowings under the credit agreement during the six months ended April 30, 2024 was $160,868,132, with a related weighted average interest rate of 5.97%. The maximum amount outstanding during the six months ended April 30, 2024 was $173,000,000.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the reverse repurchase transaction, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of reverse repurchase transactions. With respect to any reverse repurchase agreement, the Fund’s Managed Assets shall include any proceeds from the sale of an asset of the Fund to a counterparty in such a transaction, in addition to the value of the underlying asset as of the relevant measuring date.

Reverse repurchase agreements involve the risks that the interest income earned on the investment of the proceeds will be less than the interest expense and expenses associated with the repurchase agreement, that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities and that the securities may not be returned to the Fund. There is no assurance that reverse repurchase agreements can be successfully employed. In connection with reverse repurchase agreements, the Fund will also be subject to counterparty risk with respect to the purchaser of the securities. If the broker/dealer to whom the Fund sells securities becomes insolvent, the Fund’s right to purchase or repurchase securities may be restricted.

For the six months ended April 30, 2024, the average daily balance for which reverse repurchase agreements were outstanding amounted to $157,000,000 (exclusive of interest payable), with a related weighted average interest rate of 4.80%. As of April 30, 2024, there were $157,021,361 (inclusive of interest payable) in reverse repurchase agreements outstanding.

Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The Derivatives Rule requires registered investment companies that enter into derivatives transactions and certain other transactions that create future payment or delivery obligations to, among other things, (i) comply with a value-at-risk leverage limit, and (ii) adopt and implement a derivatives risk management program. The Fund has elected to treat reverse repurchase agreements as derivatives for purposes of complying with Rule 18f-4.

Preferred Shares

The Fund’s Declaration of Trust (as defined herein) provides that the Board of Trustees may authorize and issue preferred shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of common shareholders.

Common shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the common shares. Issuance of preferred shares would constitute leverage and would entail special risks to the common shareholders.

Under the 1940 Act, the Fund may not issue preferred shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Fund’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the preferred shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the preferred shares is the amount that holders of preferred shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the common shares.

If preferred shares are outstanding, two of the Fund’s Trustees will be elected by the holders of preferred shares, voting separately as a class. The remaining Trustees of the Fund will be elected by common shareholders and preferred shareholders voting together as a single class. In the unlikely event the Fund failed to pay dividends on preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees of the Fund.

The Fund is not permitted to declare any dividend (except a dividend payable in common shares), or to declare any other distribution on the common shares, or to purchase any common shares, unless the preferred shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of common shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price.

In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

If preferred shares are issued, the terms of any preferred shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the preferred shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the common shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the common shares could impair the Fund’s ability to qualify as a regulated investment company under the Code.

Derivatives

The Fund may engage in certain derivatives transactions that have economic characteristics similar to leverage.

To the extent the terms of such transactions obligate the Fund to make payments, the Fund earmarks or segregates cash or liquid securities in an amount at least equal to the current value of the amount then payable by the Fund under the terms of such transactions or otherwise cover such transactions in accordance with applicable interpretations of the staff of the SEC. To the extent the terms of such transactions obligate the Fund to deliver particular securities to extinguish the Fund’s obligations under such transactions, the Fund may “cover” its obligations under such transactions by either (i) owning the securities or collateral underlying such transactions or (ii) having an absolute and immediate right to acquire such securities or collateral without additional cash consideration (or, if additional cash consideration is required, having earmarked or segregated cash or liquid securities). Such segregation or cover is intended to provide the Fund with available assets to satisfy its obligations under such transactions. As a result of such segregation or cover, the Fund’s obligations under such transactions will not be considered senior securities representing indebtedness for purposes of the 1940 Act, or included in calculating the aggregate amount of the Fund’s financial leverage.

Rule 18f-4 under the 1940 Act, the Derivatives Rule, permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. The Fund has adopted a derivatives risk management program which includes value-at-risk modeling, stress tests, backtests, and additional disclosures to the SEC in compliance with Rule 18f-4 under the 1940 Act. The requirements of the rule and the Fund’s derivatives risk management program may restrict the Fund’s ability to engage in certain derivatives transactions and/or increase the cost of such transactions, which could adversely affect the performance of the Fund.

Effects of Leverage [Text Block]	Effects of Leverage

Assuming that the Fund utilizes leverage representing approximately 43.0% of the Fund’s Managed Assets (the Fund’s outstanding leverage as of April 30, 2024) and that the Fund will bear expenses relating to that leverage at an average annual rate of 5.38%, the income generated by the Fund’s portfolio (net of estimated expenses) must exceed 2.32% in order to cover the expenses specifically related to the Fund’s estimated use of leverage. Of course, these numbers are merely estimates used for illustration. Actual leverage expenses will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on common share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund. The table further reflects the use of leverage representing 43.0% of the Fund’s total managed assets and the Fund’s currently projected annual leverage expense of 5.38%.

Assumed Portfolio Total Return (net of expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(21.63)%	(12.85)%	(4.07)%	4.71%	13.49%

Common Share Total Return is composed of two elements: the common share distributions paid by the Fund (the amount of which is largely determined by the net investment income of the Fund) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, a total return of 0% assumes that the tax-exempt interest the Fund receives on its investments is entirely offset by losses in the value of those securities.

Share Price [Table Text Block]
	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low

July 31, 2024	$12.85	$11.58	$12.28	$12.06	4.64%	-3.98%
April 30, 2024	$12.10	$11.23	$12.59	$11.95	-3.89%	-6.03%
January 31, 2024	$11.71	$9.64	$12.39	$10.86	-5.49%	-11.23%
October 31, 2023	$11.96	$9.27	$12.79	$10.81	-6.49%	-14.25%
July 31, 2023	$11.96	$11.01	$12.89	$11.99	-7.21%	-8.17%
April 30, 2023	$13.13	$11.06	$13.60	$11.90	-3.46%	-7.06%
January 31, 2023	$12.57	$10.81	$13.23	$12.22	-4.99%	-11.54%
October 31, 2022	$14.70	$10.43	$14.15	$11.73	3.89%	-11.08%
July 31, 2022	$14.53	$11.75	$15.08	$12.38	-3.65%	-5.09%
April 30, 2022	$16.87	$14.18	$16.73	$14.99	0.84%	-5.40%
January 31, 2022	$19.39	$15.59	$20.31	$16.62	-4.53%	-6.20%

Lowest Price or Bid			$ 11.23	$ 9.64	$ 9.27	$ 11.01	$ 11.06	$ 10.81	$ 10.43	$ 11.75	$ 14.18	$ 15.59
Highest Price or Bid			12.10	11.71	11.96	11.96	13.13	12.57	14.70	14.53	16.87	19.39
Lowest Price or Bid, NAV			11.95	10.86	10.81	11.99	11.90	12.22	11.73	12.38	14.99	16.62
Highest Price or Bid, NAV			$ 12.59	$ 12.39	$ 12.79	$ 12.89	$ 13.60	$ 13.23	$ 14.15	$ 15.08	$ 16.73	$ 20.31
Highest Price or Bid, Premium (Discount) to NAV [Percent]			(3.89%)	(5.49%)	(6.49%)	(7.21%)	(3.46%)	(4.99%)	3.89%	(3.65%)	0.84%	(4.53%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			(6.03%)	(11.23%)	(14.25%)	(8.17%)	(7.06%)	(11.54%)	(11.08%)	(5.09%)	(5.40%)	(6.20%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]	DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a statutory trust organized under the laws of the state of Delaware. The following is a brief description of the terms of the common shares, indebtedness and preferred shares which may be issued by the Fund. This description does not purport to be complete and is qualified by reference to the Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and By-Laws (collectively, the “Governing Documents”).

Common Shares

Pursuant to the Declaration of Trust, the Fund is authorized to issue unlimited common shares, par value $0.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights.

The Fund’s currently outstanding common shares are, and common shares offered by this Prospectus will be, listed on the NYSE under the symbol “AVK.”

The Fund will not issue certificates for common shares.

Issuance of Additional Common Shares. Any additional offerings of common shares will require approval by the Board of Trustees. The provisions of the 1940 Act, including Section 23(b) of the 1940 Act, generally require that the public offering price (less underwriting commissions and discounts) of common shares sold by a closed-end investment company must equal or exceed the net asset value of such company’s common shares (calculated within 48 hours of the pricing of such offering), except, in pertinent part, (i) with the consent of a majority of its common shareholders; or (ii) in connection with an offering to the holders of one or more classes of its capital stock.

The Fund may, from time to time, seek the consent of common shareholders to permit the issuance and sale by the Fund of common shares at a price below the Fund’s then-current net asset value, subject to certain conditions. If such consent is obtained, the Fund may, contemporaneous with and in no event more than one year following the receipt of such consent, sell common shares at price below net asset value in accordance with any conditions adopted in connection with the giving of such consent. Additional information regarding any consent of common shareholders obtained by the Fund and the applicable conditions imposed on the issuance and sale by the Fund of common shares at a price below net asset value will be disclosed in the Prospectus Supplement relating to any such offering of common shares at a price below net asset value. Until such consent of common shareholders, if any, is obtained, the Fund may not sell common shares at a price below net asset value. Because the Fund’s advisory fee is based upon average Managed Assets, the Adviser’s interest in recommending the issuance and sale of common shares at a price below net asset value may conflict with the interests of the Fund and its common shareholders.

The Fund may also issue and sell common shares at a price below the Fund’s then-current net asset value in connection with an offering to the holders of its common shares pursuant to the issuance of subscription rights. See “Description of Subscription Rights.”

Preferred Shares

The Fund’s Declaration of Trust provides that the Board of Trustees may authorize and issue preferred shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the common shares.

Common shareholders have no preemptive right to purchase any preferred shares that might be issued. Any such preferred share offering would be subject to the limits imposed by the 1940 Act. Any preferred shares issued by the Fund would have special voting rights and a liquidation preference over the common shares. Issuance of preferred shares would constitute leverage and would entail special risks to the common shareholders.

Under the 1940 Act, the Fund may not issue preferred shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the value of the Fund’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the preferred shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the preferred shares is the amount that holders of preferred shares would be entitled to receive in the event of an involuntary liquidation of the Fund in preference to the common shares.

If preferred shares are outstanding, two of the Fund’s Trustees will be elected by the holders of preferred shares, voting separately as a class. The remaining Trustees of the Fund will be elected by common shareholders and preferred shares voting together as a single class. In the unlikely event the Fund failed to pay dividends on preferred shares for two years, preferred shares would be entitled to elect a majority of the Trustees of the Fund.

The Fund is not permitted to declare any dividend (except a dividend payable in common shares), or to declare any other distribution on the common shares, or to purchase any common shares, unless the preferred shares have at the time of the declaration of any such dividend or other distribution, or at the time of any such purchase of common shares, an asset coverage of at least 200% after deducting the amount of such dividend, distribution or purchase price. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more rating agencies that may issue ratings for preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

Indebtedness

The Fund is authorized to borrow or issue debt securities for financial leveraging purposes and for temporary purposes such as the settlement of transactions. The Fund may utilize indebtedness to the maximum extent permitted under the 1940 Act. Under the 1940 Act, a fund generally is not permitted to issue commercial paper or notes or engage in other borrowings unless, immediately after the borrowing, the fund would have asset coverage (as defined in the 1940 Act) of at least 300%, i.e., the value of the fund’s total assets less liabilities other than the principal amount represented by commercial paper, notes or other borrowings, is at least 300% of such principal amount. In addition, other than with respect to privately arranged borrowings, the Fund is not permitted to declare any cash dividend or other distribution on the common shares unless, at the time of such declaration, the value of the Fund’s total assets, less liabilities other than the principal amount represented by borrowings, is at least 300% of such principal amount after deducting the amount of such dividend or other distribution. If the Fund borrows, the Fund intends, to the extent possible, to prepay all or a portion of the principal amount of any outstanding commercial paper, notes or other borrowings to the extent necessary to maintain the required asset coverage.

The terms of any such borrowings may require the Fund to pay a fee to maintain a line of credit, such as a commitment fee, or to maintain minimum average balances with a lender. Any such requirements would increase the cost of such borrowings over the stated interest rate. Such lenders would have the right to receive interest on and repayment of principal of any such borrowings, which right will be senior to those of the common shareholders. Any such borrowings may contain provisions limiting certain activities of the Fund, including the payment of dividends to common shareholders in certain circumstances.

Certain types of borrowings subject the Fund to covenants in credit agreements relating to asset coverage and portfolio composition requirements. Certain borrowings also may subject the Fund to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for such borrowings. Such guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

The 1940 Act grants to the holders of senior securities representing indebtedness, other than with respect to privately arranged borrowings, certain voting rights in the event of default in the payment of interest on or repayment of principal. Failure to maintain certain asset coverage requirements under the 1940 Act could result in an event of default and entitle the debt holders to elect a majority of the Board of Trustees.

Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Fund for its own Account	Amount Outstanding Exclusive of Amounts held by Fund
Common Shares	Unlimited	None	34,593,769

Outstanding Security, Title [Text Block]		Common Shares
Outstanding Security, Authorized [Shares]		34,593,769
Risk Introduction [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		The information contained under the heading “Investment Objective, Policies and Principal Risks—Principal Risks” in the Fund’s Annual Report is incorporated herein by reference. Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A Prospectus Supplement relating to an offering of the Fund’s securities may identify additional risk associated with such offering.
Distribution Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Risk

The Fund’s net investment income can vary significantly over time; however, the Fund seeks to maintain a more stable monthly distribution per share. The distributions paid by the Fund for any particular month may be more or less than the amount of net investment income for that monthly period. The Fund may distribute more than the entire amount of the net investment income earned in a particular period, in which case all or a portion of a distribution may be a return of capital. The Fund’s distributions have historically included, and may in the future include, a significant portion of return of capital. For the fiscal year ended October 31, 2023, the Fund’s distributions were comprised of approximately 28.04% ordinary income and 71.96% return of capital. Accordingly, shareholders should not assume that the source of a distribution from the Fund is net income or profit, and the Fund’s distributions should not be used as a measure of performance or confused with yield or income.

Return of capital is the return of a portion of the shareholder’s original investment up to the amount of the Common Shareholder’s tax basis in their Common Shares, which would reduce such tax basis. Although a return of capital may not be taxable, it will generally increase the Common Shareholder’s potential gain or reduce the Common Shareholder’s potential loss on any subsequent sale or other disposition of Common Shares. In any given year, there can be no guarantee the Fund’s investment returns will exceed the amount of distributions which may increase taxes payable by a Common Shareholder or reduce a Common Shareholder’s loss deduction in connection with such sale or other disposition. To the extent the amount of distributions paid to shareholders in cash exceeds the total net investment returns of the Fund, the assets of the Fund will decline, which may have the effect of increasing the Fund’s expense ratio. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action.

Risks Associated With Offerings Of Additional Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Offerings of Additional Common Shares

The voting power of current common shareholders will be diluted to the extent that current common shareholders do not purchase common shares in any future offerings of common shares or do not purchase sufficient common shares to maintain their percentage interest. If the Fund is unable to invest the proceeds of such offering as intended, the Fund’s per common share distribution may decrease and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Additional Risksof Rights [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Additional Risks of Rights

There are additional risks associated with an offering of Rights. Shareholders who do not exercise their Rights may, at the completion of such an offering, own a smaller proportional interest in the Fund than if they exercised their Rights. As a result of such an offering, a shareholder may experience dilution in net asset value per share if the subscription price per share is below the net asset value per share on the expiration date. If the subscription price per share is below the net asset value per share of the Fund’s common shares on the expiration date, a shareholder will experience an immediate dilution of the aggregate net asset value of such shareholder’s common shares if the shareholder does not participate in such an offering and the shareholder will experience a reduction in the net asset value per share of such shareholder’s common shares whether or not the shareholder participates in such an offering. Such a reduction in net asset value per share may have the effect of reducing market price of the common share. The Fund cannot state precisely the extent of this dilution (if any) if the shareholder does not exercise such shareholder’s Rights because the Fund does not know what the net asset value per share will be when the offer expires or what proportion of the Rights will be exercised. If the subscription price is substantially less than the then current net asset value per common share at the expiration of a rights offering, such dilution could be substantial. Any such dilution or accretion will depend upon whether (i) such shareholders participate in the Rights offering and (ii) the Fund’s net asset value per common share is above or below the subscription price on the expiration date of the Rights offering. In addition to the economic dilution described above, if a common shareholder does not exercise all of their rights, the common shareholder will incur voting dilution as a result of this rights offering. This voting dilution will occur because the common shareholder will own a smaller proportionate interest in the Fund after the rights offering than prior to the rights offering. There is a risk that changes in market conditions may result in the underlying common shares purchasable upon exercise of the subscription rights being less attractive to investors at the conclusion of the subscription period. This may reduce or eliminate the value of the subscription rights. If investors exercise only a portion of the rights, the number of common shares issued may be reduced, and the common shares may trade at less favorable prices than larger offerings for similar securities. Subscription rights issued by the Fund may be transferable or non-transferable rights. In a non-transferable rights offering, common shareholders who do not wish to exercise their rights will be unable to sell their rights. In a transferrable rights offering, the Fund will use its best efforts to ensure an adequate trading market for the rights; however, investors may find that there is no market to sell rights they do not wish to exercise.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		31
Entity Address, Address Line Two		st
Entity Address, Address Line Three		Floor
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10019
Contact Personnel Name		Robert J. White

[1]	If common shares are sold to or through underwriters, a prospectus or prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by the Fund.
[2]	Common shareholders will incur brokerage charges if they direct Computershare Trust Company, N.A., as Plan Agent for the common shareholders, to sell their common shares held in a dividend reinvestment account.
[3]	The Fund pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to 0.54% of the Fund’s average daily Managed Assets. Common shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that common shareholders effectively bear the entire management fee. The contractual management fee rate of 0.54% of the Fund’s Managed Assets represents an effective management fee rate of 0.95% of net assets attributable to common shares, assuming leverage of 43.0% of the Fund’s Managed Assets (the Fund’s outstanding leverage as of April 30, 2024).
[4]	Includes interest payments on borrowed funds and interest expense on reverse repurchase agreements. Interest payments on borrowed funds is based upon the Fund’s outstanding borrowings under the Credit Agreement as of April 30, 2024, in an amount equal to 21.5% of the Fund’s Managed Assets, at an annual interest rate cost to the Fund of 5.97% (the weighted average interest rate paid by the Fund during the six months ended April 30, 2024). Interest expenses on reverse repurchase agreements is based on the Fund’s outstanding reverse repurchase agreements as of April 30, 2024, representing 21.5% of the Fund’s Managed Assets at an annual interest rate cost to the Fund of 4.80% (the weighted average interest rate cost incurred by the Fund during the six months ended April 30, 2024). The actual amount of interest expense incurred by the Fund will vary over time in accordance with the amount of borrowings and reverse repurchase agreements and variations in market interest rates.
[5]	“Other Expenses” are based on estimated amounts for the six months ended April 30, 2024.